GOODWILL AND OTHER INTANGIBLE ASSETS - Intangibles assets, net (Details) - USD ($) $ in Millions			12 Months Ended
	Oct. 01, 2017	Oct. 01, 2016	Dec. 31, 2017	Dec. 31, 2016
Other intangible assets
Required annual impairment of intangible assets	$ 0	$ 0
Intangibles assets, net
Intangible assets with indefinite lives			$ 120	$ 114
Intangible assets with definite lives, net			320	339
Total intangible assets, net			440	453
Change in indefinite-lived intangible assets			6
Resort Management Contracts [Member]
Intangibles assets, net
Intangible assets with indefinite lives			76	70
Trademarks and Trade Names [Member]
Intangibles assets, net
Intangible assets with indefinite lives			$ 44	$ 44